Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Total	Share Capital	Equity Reserves, Contributed Surplus	Equity Reserves, Foreign Exchange	Retained Earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2020			87,879,261
Beginning balance at Dec. 31, 2020	$ 214,075	$ 212,703	$ 126,152	$ 15,637	$ (82,928)	$ 153,842	$ 1,372
Income for the year	202,632	201,053				201,053	1,579
Other comprehensive loss for the year	(24,252)	(24,155)			(24,155)		(97)
Comprehensive income	178,380	176,898			(24,155)	201,053	1,482
Shares issued for: Exercise of options and warrants (in shares)			2,325,117
Shares issued for: Exercise of options and warrants	5,550	5,550	$ 6,920	(1,370)
Share-based compensation	7,295	7,295		7,295
Reclassified as cash-based equity awards	(9,389)	(9,389)		(9,389)
Dividends to non-controlling interest	(421)						(421)
Ending balance (in shares) at Dec. 31, 2021			90,204,378
Ending balance at Dec. 31, 2021	395,490	393,057	$ 133,072	12,173	(107,083)	354,895	2,433
Income for the year	103,067	101,831				101,831	1,236
Other comprehensive loss for the year	29,897	29,709			29,709		188
Comprehensive income	132,964	131,540			29,709	101,831	1,424
Shares issued for: Exercise of options and warrants (in shares)			1,812,558
Shares issued for: Exercise of options and warrants	8,805	8,805	$ 12,618	(3,813)
Settlement of restricted share units (in shares)			37,099
Settlement of restricted share units	(332)	(332)	$ 529	(861)
Settlement of performance share units (in shares)			128,598
Settlement of performance share units	1,836	1,836	$ 1,836
Share-based compensation	3,686	3,686		3,686
Dividends to non-controlling interest	(284)						(284)
Ending balance (in shares) at Dec. 31, 2022			92,182,633
Ending balance at Dec. 31, 2022	$ 542,165	$ 538,592	$ 148,055	$ 11,185	$ (77,374)	$ 456,726	$ 3,573